Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories
Finished goods	$ 294	$ 249
Raw materials	132	124
Supplies and spare parts	179	150
Inventories	$ 605	$ 523